SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2013
Term deposits
Maximum maturity term of term deposits	1 year
Held-to-Maturity investment
Fixed annual interest rate (as a percent)	4.00%
Accounts and notes receivable and allowance for doubtful accounts
Maximum maturity term of notes receivables that are bank accepted drafts related to trade receivables of advertising revenue	6 months
Building
Property and equipment, net
Estimated useful lives	46 years
Furniture and vehicles
Property and equipment, net
Estimated useful lives	5 years
Computer equipment and application software | Minimum
Property and equipment, net
Estimated useful lives	2 years
Computer equipment and application software | Maximum
Property and equipment, net
Estimated useful lives	3 years